Schedule of investments
Delaware Small Cap Core Fund	August 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.25%
Basic Materials — 6.90%
Boise Cascade	783,683	$ 106,283,089
Janus International Group †	2,195,910	24,133,051
Kaiser Aluminum	679,292	50,641,219
Minerals Technologies	1,269,755	97,898,111
Quaker Chemical	295,008	49,936,004
Summit Materials Class A †	2,621,112	106,155,036
Tecnoglass	741,259	45,935,820
Worthington Enterprises	706,248	32,346,158
Worthington Steel	421,016	14,903,966
		528,232,454
Business Services — 4.34%
ABM Industries	1,378,208	78,764,587
ASGN †	936,608	90,064,225
Casella Waste Systems Class A †	838,589	90,450,210
First Advantage †	1,535,375	29,402,431
Montrose Environmental Group †	604,531	19,889,070
Sterling Check †	871,894	14,115,964
UL Solutions Class A	169,422	9,240,276
		331,926,763
Capital Goods — 10.50%
Alamo Group	209,259	38,796,619
Ameresco Class A †	1,260,791	38,391,086
Applied Industrial Technologies	509,197	104,446,489
Atkore	242,133	22,598,273
Chart Industries †	401,404	49,131,850
Columbus McKinnon	1,656,901	56,682,583
Construction Partners Class A †	783,821	51,716,509
ESCO Technologies	406,784	48,777,469
Federal Signal	1,222,422	115,506,655
H&E Equipment Services	872,200	41,996,430
Kadant	233,075	74,847,375
Modine Manufacturing †	381,327	46,350,297
MYR Group †	542,957	54,730,065
Zurn Elkay Water Solutions	1,841,529	59,720,785
		803,692,485
Communications Services — 0.20%
ATN International	581,431	15,559,093
		15,559,093
NQ- 480 [0824] 1024 (3918620)    1

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 3.80%
Kontoor Brands	928,056	$ 69,464,991
Malibu Boats Class A †	679,087	24,698,394
Sonic Automotive Class A	621,649	38,753,599
Steven Madden	2,507,631	113,094,158
Urban Outfitters †	1,226,131	44,533,078
		290,544,220
Consumer Services — 1.95%
Brinker International †	1,203,650	86,085,048
Chuy's Holdings †	283,957	10,563,200
Jack in the Box	440,599	21,747,967
OneSpaWorld Holdings	1,966,557	31,209,260
		149,605,475
Consumer Staples — 3.34%
Helen of Troy †	381,485	20,363,669
J & J Snack Foods	518,055	88,167,780
Prestige Consumer Healthcare †	1,629,356	121,615,132
YETI Holdings †	631,224	25,450,952
		255,597,533
Credit Cyclicals — 2.97%
Dana	2,207,954	24,927,801
KB Home	851,381	71,269,104
La-Z-Boy	838,802	34,030,197
Taylor Morrison Home †	1,446,013	97,360,055
		227,587,157
Energy — 4.29%
Magnolia Oil & Gas Class A	2,938,594	75,257,392
Patterson-UTI Energy	9,334,857	85,974,033
Permian Resources	6,544,978	93,200,487
SM Energy	1,619,826	73,912,660
		328,344,572
Financials — 17.74%
Associated Banc-Corp	2,049,345	46,889,014
Baldwin Insurance Group †	2,013,903	94,431,912
City Holding	427,092	50,712,904
CNO Financial Group	1,961,555	68,497,501
Enterprise Financial Services	848,539	44,896,198
Essent Group	1,296,048	83,322,926
First Bancorp	977,300	41,515,704
First Financial Bancorp	1,745,180	46,194,915
2    NQ- 480 [0824] 1024 (3918620)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
First Interstate BancSystem Class A	1,747,344	$ 54,255,031
Hamilton Lane Class A	398,534	60,911,936
Independent Bank	793,937	50,264,151
Independent Bank Group	906,987	52,804,783
NMI Holdings †	1,751,845	71,948,274
Old National Bancorp	4,236,301	84,090,575
Pacific Premier Bancorp	1,903,871	48,929,485
Perella Weinberg Partners	811,662	15,867,992
PJT Partners Class A	372,943	46,058,460
Renasant	771,638	27,007,330
Selective Insurance Group	898,279	81,725,423
SouthState	745,162	72,347,779
United Community Banks	1,887,150	57,501,460
Valley National Bancorp	5,123,544	44,472,362
WesBanco	1,396,336	44,975,983
WSFS Financial	1,254,213	68,655,620
		1,358,277,718
Healthcare — 16.90%
Agios Pharmaceuticals †	1,388,327	63,738,093
Amicus Therapeutics †	5,162,491	59,936,521
Ardelyx †	5,636,146	34,831,382
Artivion †	2,271,422	61,646,393
AtriCure †	1,828,123	47,915,104
Axsome Therapeutics †	583,229	51,825,729
Azenta †	748,554	37,068,394
Blueprint Medicines †	913,796	87,304,070
CONMED	693,426	50,772,652
Halozyme Therapeutics †	1,749,274	111,691,145
Insmed †	1,482,388	113,358,210
Intra-Cellular Therapies †	381,130	27,929,206
Iovance Biotherapeutics †	769,433	8,971,589
Lantheus Holdings †	603,888	64,295,955
Ligand Pharmaceuticals †	713,303	75,467,457
Merit Medical Systems †	1,012,140	97,853,695
NeoGenomics †	2,646,056	43,712,845
OmniAb †	2,879,892	12,066,748
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	670,898	29,841,543
Pacira BioSciences †	1,262,745	19,648,312
Supernus Pharmaceuticals †	2,008,058	70,603,319
NQ- 480 [0824] 1024 (3918620)    3

Schedule of investments
Delaware Small Cap Core Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	537,813	$ 90,384,853
Travere Therapeutics †	3,473,328	32,892,416
		1,293,755,631
Media — 0.72%
IMAX †	2,618,772	55,491,779
		55,491,779
Real Estate Investment Trusts — 7.54%
Armada Hoffler Properties	2,497,840	30,748,410
Cushman & Wakefield †	4,750,575	61,757,475
DiamondRock Hospitality	4,947,901	43,492,050
Essential Properties Realty Trust	1,920,439	61,281,209
Four Corners Property Trust	2,130,643	60,403,729
Independence Realty Trust	3,614,129	75,101,601
Kite Realty Group Trust	3,358,918	87,600,582
LXP Industrial Trust	5,009,537	51,898,803
Phillips Edison & Co.	1,224,569	45,260,070
Terreno Realty	868,410	59,955,026
		577,498,955
Technology — 13.34%
Box Class A †	1,374,538	44,809,939
Clearwater Analytics Holdings Class A †	1,461,972	36,227,666
ExlService Holdings †	2,408,112	87,992,412
Ichor Holdings †	1,206,419	37,398,989
Instructure Holdings †	893,223	20,928,215
MACOM Technology Solutions Holdings †	255,965	27,959,057
Progress Software	779,348	45,319,086
Q2 Holdings †	1,736,168	128,841,027
Rapid7 †	1,318,831	49,865,000
Rubrik Class A †	184,674	6,430,349
Semtech †	1,813,124	79,451,094
Silicon Laboratories †	662,575	78,429,003
Sprout Social Class A †	778,685	24,217,104
SPS Commerce †	424,452	84,780,042
Varonis Systems †	1,728,356	97,824,950
Verint Systems †	1,598,417	50,430,056
WNS Holdings †	831,992	49,253,926
Workiva †	518,457	40,527,784
Yelp †	876,516	30,616,704
		1,021,302,403
4    NQ- 480 [0824] 1024 (3918620)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation — 2.60%
ArcBest	260,241	$ 27,663,618
Hub Group Class A	747,736	35,240,798
International Seaways	548,986	28,453,945
Scorpio Tankers	426,284	30,496,357
Sun Country Airlines Holdings †	2,509,285	27,551,949
Teekay Tankers Class A	259,632	14,767,868
Werner Enterprises	933,784	34,512,657
		198,687,192
Utilities — 2.12%
Black Hills	1,032,014	61,012,668
Northwestern Energy Group	1,002,412	54,521,189
Spire	714,347	47,125,471
		162,659,328
Total Common Stocks (cost $5,728,101,102)		7,598,762,758

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.19%)	15,894,301	15,894,301
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	15,894,301	15,894,301
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.31%)	15,894,301	15,894,301
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.19%)	15,894,300	15,894,300
Total Short-Term Investments (cost $63,577,203)		63,577,203
Total Value of Securities—100.08% (cost $5,791,678,305)		7,662,339,961

Liabilities Net of Receivables and Other Assets—(0.08%)		(5,934,447)
Net Assets Applicable to 251,842,401 Shares Outstanding—100.00%		$7,656,405,514
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
NQ- 480 [0824] 1024 (3918620)    5